May 4, 2026

VIA EDGAR SYSTEM

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Parnassus Funds II

File Nos. 033-36065 and 811-06673

Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of Parnassus Funds II (the “Registrant”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended (the “1933 Act”):

1.   that the form of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 56 to the Form N-1A registration statement under the 1933 Act filed by the Registrant on April 30, 2026, which became effective on April 30, 2026, and is the most recent amendment to such registration statement; and

2.   that the text of Post-Effective Amendment No. 56 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 30, 2026.

Very truly yours,

PARNASSUS FUNDS II

By: /s/ John V. Skidmore II John V. Skidmore II Chief Compliance Officer